Commitments and Contingencies (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) agreement	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 USD ($)
Commitments and Contingencies.
Right of use assets	$ 1,935		$ 2,289	$ 3,400
Operating Lease, Liability	3,233		3,800	4,700
Difference of right of use assets and lease liability				$ 1,300
Impairment loss	$ 0		$ 0
Number of service agreements contained embedded lease | agreement	1
Variable lease expenses	$ 30	$ 30